Other long-term debt - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Less: current portion of other long term debt	$ (970,185,445)	$ (1,118,013,649)
Total other long-term debt	1,036,690,627	$ 1,040,455,200
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2020	970,185,445
2021	989,429,149
2022	34,402,683
2023	12,858,795
Less: current portion of other long term debt	(970,185,445)
Total other long-term debt	$ 1,036,690,627